Financial Risk Management - Analysis of the Age of Receivables from Financial Services that are Past Due (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	¥ 4,958,063	¥ 4,949,553
Financial assets past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	233,047	215,202
Financial assets past due [member] | Less than 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	192,350	178,072
Financial assets past due [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	30,768	27,529
Financial assets past due [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	5,827	4,838
Financial assets past due [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	4,102	4,763
Financial assets past due [member] | Retail [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	213,954	198,942
Financial assets past due [member] | Retail [member] | Less than 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	174,649	162,876
Financial assets past due [member] | Retail [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	29,692	26,934
Financial assets past due [member] | Retail [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	5,683	4,677
Financial assets past due [member] | Retail [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	3,930	4,455
Financial assets past due [member] | Finance lease [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	1,210	2,425
Financial assets past due [member] | Finance lease [member] | Less than 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	858	1,776
Financial assets past due [member] | Finance lease [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	218	395
Financial assets past due [member] | Finance lease [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	41	112
Financial assets past due [member] | Finance lease [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	93	142
Financial assets past due [member] | Wholesale [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	17,883	13,835
Financial assets past due [member] | Wholesale [member] | Less than 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	16,843	13,420
Financial assets past due [member] | Wholesale [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	858	200
Financial assets past due [member] | Wholesale [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	103	49
Financial assets past due [member] | Wholesale [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	¥ 79	¥ 166